Capital Stock and Other Related Accounts - Summary of Capital Stock and Other Capital Related Accounts (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of capital stock and other capital related accounts [abstract]
Capital	$ 59,603	$ 59,603
Adjustment to capital	4,745,549	4,745,549
Share premium	8,676,470	8,676,470
Merger premium	1,567,326	1,567,326
Total	$ 15,048,948	$ 15,048,948